Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies
Commitments and Contingencies

NOTE 25: COMMITMENTS AND CONTINGENCIES

Legal

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expired on March 1, 2023 and expects to be renewed under similar terms and conditions.

On July 22, 2016, the Company guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by the Company) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.

In September 2020, the Company agreed to a settlement regarding a storage and transshipment contract in the Grain Port Terminal for a total amount to be paid to the Company as a result of the settlement of $4,140, which will be collected in three equal installments of $1,380 on June 1, 2021, 2022 and 2023. In June 2021 and 2022, the Company collected the first and second installments. For the year ended December 31, 2020, a gain of $4,102 was recognized under the caption “Other operating income” in the consolidated statement of (loss)/profit. Please also refer to Note 9 and Note .

On April 28, 2022, the Company entered into a five year finance leasing contract for eight liquid barges to be delivered from the fourth quarter of 2022 through the second quarter of 2023. The finance lease contract is payable by 60 consecutive monthly payments of $26 each, commencing with the delivery date of the applicable barge. At expiration, the Company will have the ability to exercise the purchase option of these barges or extend the term of the finance leasing contract. Please refer to Note 20.

The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate of such actions will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.